Financial instruments - Fair values and risk management (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CDI
Financial instruments and risk management
Net exposure	R$ (128,639)	R$ (283,327)
CDI | Short-term financial investments
Financial instruments and risk management
Net exposure	147,948	58,464
CDI | Loans and borrowings
Financial instruments and risk management
Net exposure	(236,058)	(298,443)
CDI | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	(40,529)	(43,348)
CDI | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure	0	0
SOFR
Financial instruments and risk management
Net exposure	(296,138)	(341,170)
SOFR | Short-term financial investments
Financial instruments and risk management
Net exposure	0	0
SOFR | Loans and borrowings
Financial instruments and risk management
Net exposure	(406,786)	(341,170)
SOFR | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	0	0
SOFR | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure	R$ 110,648	0
Libor
Financial instruments and risk management
Net exposure		0
Libor | Short-term financial investments
Financial instruments and risk management
Net exposure		0
Libor | Loans and borrowings
Financial instruments and risk management
Net exposure		(142,658)
Libor | Accounts payable for business acquired
Financial instruments and risk management
Net exposure		0
Libor | Derivatives (interest rate swap)
Financial instruments and risk management
Net exposure		R$ 142,658